CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

	December 31,
	2015	2014
	(In thousands)
Other current assets:
Prepaid expenses	$18,983	$17,740
Other	20,066	10,072
Other current assets	$39,049	$27,812

Schedule of Property and Equipment, Net
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Asset Category	Estimated Useful Lives
Computer equipment and capitalized software	2 to 3 years
Furniture and other equipment	3 to 10 years
Leasehold improvements	6 to 7 years

	December 31,
	2015	2014
	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$100,325	$86,716
Leasehold improvements	11,342	9,624
Furniture and other equipment	4,040	3,441
Projects in progress	3,004	1,375
	118,711	101,156
Accumulated depreciation and amortization	(70,644)	(58,159)
Property and equipment, net	$48,067	$42,997

Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2015	2014
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$30,012	$28,791
Accrued advertising expense	23,201	18,187
Other	65,343	47,741
Accrued expenses and other current liabilities	$118,556	$94,719

Schedule of Other Income (Expense), Net

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Other income (expense), net:
Foreign currency exchange gain related to Euro denominated long-term debt—related party	$7,558	$8,307	$—
Interest income	4,715	2,898	1,943
Foreign currency exchange gains (losses), net	2,387	2,583	(1,737)
Other	(2,773)	(1,178)	11
Other income, net	$11,887	$12,610	$217